Note 24 - Share Premium Account - Components of Share Premium (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Balance	$ 8,667
Premium arising on issue of equity shares, net of costs	933	$ 43,854	$ 64
Premium arising on issue of equity shares	109,933
Capitalization of merger reserve
Capital reduction
Balance	12,641	8,667
Share premium [member]
Statement Line Items [Line Items]
Balance	168,159	168,045
Premium arising on issue of equity shares, net of costs	891	114	37
Premium arising on issue of equity shares	102,965
Capitalization of merger reserve	58,001
Capital reduction	(226,160)
Balance	103,856	$ 168,159	$ 168,045
Share premium [member] | RadiumOne, Inc. [member]
Statement Line Items [Line Items]
Premium arising on issue of equity shares	6,728
Share premium [member] | YuMe, Inc. [member]
Statement Line Items [Line Items]
Premium arising on issue of equity shares	$ 96,237